WARRANTS (Details Narrative)	6 Months Ended
Jun. 30, 2022 tradingDay $ / shares shares
Class of Warrant or Right [Line Items]
Sale of warrants | shares	14,438,000
Per share price | $ / shares	$ 11.50
Warrants exercise period	12 months
Number of days after completion of acquisition | tradingDay	30
Warrants expiration period	5 years
Warrants exercise price | $ / shares	$ 0.01
Period of prior written notice of redemption	30 days
Warrant price trigger | $ / shares	$ 18.00
Number of trading days in excess of price trigger | tradingDay	20,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Sale of warrants | shares	7,188,000
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Sale of warrants | shares	7,250,000